As filed with the Securities and Exchange Commission on June 23, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2017

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2017, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of +15.54%, +18.11%, and +19.01%, respectively, in each case exceeding the +13.32% total return of the unmanaged S&P 500 Index.

Favorable sector allocations, particularly our underweight positions in consumer staples and energy stocks, contributed to the relative outperformance in each of the funds, with the remaining outperformance due to positive stock selections. Our stock selections in the health care sector added significantly to relative returns in the Growth and Aggressive Growth funds, but not in the Stock fund, while our stock selections in the information technology sector added to relative results in each fund, with the greatest impact in the Growth and Stock funds. Our stock selections in telecommunication services added to relative results in the Aggressive Growth fund.

The United States presidential election occurred at the outset of the six-month period ended April 30, 2017, and President Donald Trump’s unexpected victory led to significant market shifts including higher stock prices and lower bond prices. Within the stock market, financials and cyclicals outperformed while defensive sectors such as consumer staples underperformed. The United States economy slowed to a 0.7% annualized growth rate in the first quarter, though growth is expected to improve through the remainder of 2017. The Federal Reserve is expected to raise interest rates at its June meeting and again later in 2017 and into 2018, with discussions related to the central bank’s $4.5 trillion balance sheet ongoing. Consumer and producer prices are increasing at a roughly 2% annualized rate, and wage gains are beginning to accelerate as the economy reaches full employment. Stronger economic growth could have an outsized impact on profitability for firms exposed to consumer discretionary spending in industries where capacity is relatively fixed in the short term, including our airline and cruise line holdings.

According to Visa, 2016 holiday spending in the United States was the strongest in five years, and consumer spending in Europe is picking up. The disruptive impact of e-commerce on traditional retailers appeared to accelerate over the 2016 holiday season and into 2017. However, we do not believe that the issues facing many firms in the “brick and mortar” retail sector indicate a broader slowdown in consumer spending.

With over 90% of companies in the S&P 500 having reported, first quarter S&P 500 earnings are expected to have grown 13% year-over-year, significantly better than the 9% expected growth going into the quarter. While interest rates and energy prices may significantly impact realized 2017 earnings, first quarter results were encouraging.

Each of the PRIMECAP Odyssey Funds continued to be overweight in the health care, information technology, and industrials sectors, and underweight in the financials, energy, consumer staples, materials, utilities, and real estate sectors.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Stock Fund

For the six months ended April 30, 2017, the Stock Fund’s total return of +15.54% exceeded the S&P 500’s total return of +13.32%.

Sector allocations and stock selections contributed roughly equally to the fund’s relative outperformance. Underweight positions in consumer staples and energy added to relative results, while stock selection added most in information technology, notably the fund’s investments in KLA-Tencor (+33%) and NVIDIA (+47%). These positives were partially offset by the fund’s retail holdings, notably L Brands (-25%).

The Stock fund was heavily invested in industrials stocks with a 17% weighting compared to 10% for the sector in the S&P 500 Index. As a result of these investments, which include holdings in machinery and construction companies such as Deere, Caterpillar, AECOM, and Jacobs Engineering, the Stock fund benefited from the rebound in the industrial economy which is underway and which could accelerate further if Congress increases funding for infrastructure as has been widely discussed.

The top 10 holdings, which collectively represented 26.6% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/17	Ending % of Total Portfolio*
JPMorgan Chase & Co.	3.8
Eli Lilly and Company	3.4
Southwest Airlines Co.	2.9
HP Inc.	2.6
Hewlett Packard Enterprise Co.	2.5
American Airlines Group, Inc.	2.5
FedEx Corporation	2.4
NetApp, Inc.	2.3
Carnival Corporation	2.2
Amgen Inc.	2.0
Total % of Portfolio	26.6

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Growth Fund

For the six months ended April 30, 2017, the Growth Fund returned +18.11%, ahead of both the S&P 500’s +13.32% total return and the Russell 1000 Growth Index’s total return of +15.23%.

The Growth fund’s greater relative outperformance was driven by strong stock selection in health care and information technology. The Growth fund’s health care holdings returned 21%, significantly above the 13% return of the S&P 500 health care sector and the 13% return of the Stock fund’s health care holdings. The strong performance of the Growth fund’s health care portfolio largely related to its biotechnology and pharmaceutical holdings, notably Seattle Genetics (+32%), Nektar Therapeutics (+53%), and Epizyme (+99%).

The top 10 holdings, which collectively represented 27.3% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/17	Ending % of Total Portfolio*
Seattle Genetics, Inc.	4.6
Eli Lilly and Company	3.4
ABIOMED, Inc.	2.9
American Airlines Group, Inc.	2.8
Amgen Inc.	2.7
Alphabet Inc.	2.5
Southwest Airlines Co.	2.1
Adobe Systems Incorporated	2.1
Alibaba Group Holding Ltd. Sponsored ADR	2.1
Royal Caribbean Cruises Ltd.	2.1
Total % of Portfolio	27.3

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Aggressive Growth Fund

For the six months ended April 30, 2017, the Aggressive Growth Fund’s total return of +19.01% exceeded both the S&P 500’s total return of +13.32% and the Russell Midcap Growth Index’s total return of +13.39%.

The Aggressive Growth fund’s relative return was largely related to its health care holdings and its investment in Sprint (+47%). The fund’s health care holdings returned 23%, bolstered by large gains in Exact Sciences (+93%) and Axovant Sciences (+97%).

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 29.8% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/17	Ending % of Total Portfolio*
ABIOMED, Inc.	3.4
Sony Corporation Sponsored ADR	3.3
Seattle Genetics, Inc.	3.2
Ellie Mae, Inc.	3.2
Nektar Therapeutics	3.0
American Airlines Group, Inc.	2.9
United Continental Holdings, Inc.	2.8
Royal Caribbean Cruises Ltd.	2.7
BlackBerry Limited	2.7
Sprint Corp.	2.6
Total % of Portfolio	29.8

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Outlook

Looking ahead, the ability of the Trump administration and Congressional Republicans to enact tax reform, reduce regulations, increase infrastructure investment, and repeal and replace the Affordable Care Act are likely to remain front and center in the minds of U.S. investors. The House narrowly passed legislation to repeal and replace the Affordable Care Act, though it is difficult to predict how any new system might compare to the status quo. On tax reform, investors are relatively optimistic with respect to a reduction in the corporate tax rate and a repatriation holiday on profits earned abroad. This is partially offset by the uncertain implications of any potential enactment of a “border adjustment” tax.

The U.S. economy seems to be on firm footing in spite of the weak first quarter GDP reading. Visa has noted that consumer spending growth on payment cards in the United States has broadened over the past 18 months, with increased participation further down the socioeconomic ladder and in less densely populated areas of the country. After a long hiatus, U.S. consumer card balances have begun to increase as consumers gain greater confidence in their financial prospects.

While gasoline prices increased significantly on a year-over-year basis early in 2017, this effect will diminish over the course of the year unless gasoline prices resume an upward trajectory. In spite of an agreement between OPEC and Russia to reduce oil production reached at the end of

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

November, rising production in the United States due to rapidly declining shale drilling costs kept a lid on oil prices. We expect this trend to persist, and we remain underweight energy stocks. Conversely, our investments in airline, cruise line, and other transportation companies, which consume petroleum-based fuels, stand to benefit from persistently low oil prices.

We remain optimistic about our substantial health care holdings, particularly our biotechnology and pharmaceutical holdings. Biotechnology and pharmaceutical stocks currently trade at a discount to the S&P 500 in light of recent concerns related to drug pricing and uncertainty related to the Affordable Care Act. We expect the industry to grow faster than the broader economy over the long term due to favorable demographic trends and ongoing innovation, and we therefore find our holdings in the area to represent attractive investments at current prices.

As bottom-up stock pickers, we spend our time searching for opportunities to invest in stocks with better long-term prospects than implied by market prices. Our approach often results in portfolios that bear little resemblance to market indices, creating the possibility for substantial deviations in relative performance. One year ago, each of the funds had underperformed the S&P 500 over the preceding six months when our portfolios were out of sync with market trends. Over the past year, each fund significantly outperformed the S&P 500, with the Growth and Aggressive Growth Funds outperforming by especially wide margins. We expect our relative performance to remain volatile, with the potential for sustained periods of relative underperformance when our holdings fall out of favor. We nonetheless believe that this approach can generate superior results for shareholders over the long term.

Sincerely,

PRIMECAP Management Company

May 15, 2017

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the largecap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Stock Fund from October 31, 2006 to April 30, 2017, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2006 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2017
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	22.49%	14.98%	8.42%	9.98%
S&P 500*	17.92%	13.68%	7.15%	8.40%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Growth Fund from October 31, 2006 to April 30, 2017, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2006 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2017
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	27.32%	16.40%	9.44%	10.94%
S&P 500*	17.92%	13.68%	7.15%	8.40%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The following chart compares the value of a hypothetical $10,000 investment in the PRIMECAP Odyssey Aggressive Growth Fund from October 31, 2006 to April 30, 2017, compared to the S&P 500. This chart illustrates the performance of a hypothetical $10,000 investment made October 31, 2006 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

	Total Return Period Ended April 30, 2017
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	29.85%	20.17%	12.37%	13.58%
S&P 500*	17.92%	13.68%	7.15%	8.40%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Consumer Discretionary	11.8%
Consumer Staples	0.8%
Energy	0.7%
Financials	12.6%
Health Care	17.7%
Industrials	17.8%
Information Technology	28.9%
Materials	1.0%
Utilities	0.2%
Short-Term Investments, net of Other Liabilities	8.5%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Consumer Discretionary	11.6%
Consumer Staples	0.2%
Energy	0.4%
Financials	7.3%
Health Care	31.2%
Industrials	11.9%
Information Technology	32.1%
Materials	0.7%
Rights (Health Care)	0.0%
Short-Term Investments, net of Other Liabilities	4.6%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2017. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Consumer Discretionary	15.4%
Consumer Staples	0.0%
Energy	0.4%
Financials	3.7%
Health Care	30.4%
Industrials	14.3%
Information Technology	30.7%
Materials	0.5%
Telecommunication Services	2.7%
Rights (Health Care)	0.1%
Short-Term Investments, net of Other Liabilities	1.8%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2017. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS – 91.5%
Consumer Discretionary – 11.8%
13,000	Adient PLC	$956,280
4,100,000	Ascena Retail Group, Inc. (a)	16,031,000
40,600	Bed Bath & Beyond, Inc.	1,573,250
1,585,200	CarMax, Inc. (a)	92,734,200
2,634,600	Carnival Corp.	162,739,242
135,000	CBS Corp. – Class B	8,985,600
442,000	Comcast Corp. – Class A	17,321,980
68,000	Garmin Ltd.	3,457,120
1,261,700	L Brands, Inc.	66,630,377
595,382	Las Vegas Sands Corp.	35,121,584
10,000	McDonald’s Corp.	1,399,300
1,016,463	MGM Resorts International	31,215,579
107,000	Newell Brands, Inc.	5,108,180
1,426,000	Ross Stores, Inc.	92,690,000
381,000	Royal Caribbean Cruises Ltd.	40,614,600
4,320,000	Sony Corp. – ADR	149,126,400
100,000	Tempur Sealy International, Inc. (a)	4,695,000
160,000	TJX Cos., Inc.	12,582,400
1,231,200	Tribune Media Co. – Class A	45,012,672
1,816,600	tronc, Inc.	26,050,044
306,000	V.F. Corp.	16,716,780
225,000	Walt Disney Co. (The)	26,010,000
77,533	Whirlpool Corp.	14,396,327

		871,167,915

Consumer Staples – 0.8%
236,000	CVS Health Corp.	19,455,840
150,000	PepsiCo, Inc.	16,992,000
370,000	Tyson Foods, Inc. – Class A	23,776,200

		60,224,040

Energy – 0.7%
20,000	EOG Resources, Inc.	1,850,000
95,000	Exxon Mobil Corp.	7,756,750
45,000	National Oilwell Varco, Inc.	1,573,650
63,000	Range Resources Corp.	1,668,870
246,534	Schlumberger Ltd.	17,895,903
1,500,000	Southwestern Energy Co. (a)	11,265,000
751,300	Transocean Ltd.	8,286,839

		50,297,012

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Financials – 12.6%
75,000	American Express Co.	$5,943,750
582,500	Bank of America Corp.	13,595,550
3,080,200	Charles Schwab Corp. (The)	119,665,770
1,300,000	Citigroup, Inc.	76,856,000
387,963	CME Group, Inc.	45,077,421
213,400	CNA Financial Corp.	9,658,484
1,807,000	Discover Financial Services	113,100,130
3,304,400	JPMorgan Chase & Co.	287,482,800
484,950	Marsh & McLennan Cos., Inc.	35,949,343
281,600	Mercury General Corp.	17,315,584
539,200	Northern Trust Corp.	48,528,000
533,000	Progressive Corp. (The)	21,170,760
2,584,808	Wells Fargo & Co.	139,166,063

		933,509,655

Health Care – 17.7%
1,354,400	Abbott Laboratories	59,106,016
150,000	AbbVie, Inc.	9,891,000
1,257,000	Agilent Technologies, Inc.	69,197,850
934,200	Amgen, Inc.	152,573,544
3,987,500	AstraZeneca PLC – ADR	120,621,875
329,400	Biogen, Inc. (a)	89,336,574
164,700	Bioverativ, Inc. (a)	9,686,007
117,900	Boston Scientific Corp. (a)	3,110,202
97,000	Bristol-Myers Squibb Co.	5,436,850
3,140,000	Eli Lilly & Co.	257,668,400
266,735	GlaxoSmithKline PLC – ADR	10,909,462
86,600	Johnson & Johnson	10,692,502
499,600	Medtronic PLC	41,511,764
2,020,000	Merck & Co., Inc.	125,906,600
974,850	Novartis AG – ADR	75,092,696
1,077,391	PerkinElmer, Inc.	64,007,799
435,044	Roche Holding AG – CHF	113,811,008
344,000	Sanofi – ADR	16,271,200
437,000	Thermo Fisher Scientific, Inc.	72,249,210
39,700	Zimmer Biomet Holdings, Inc.	4,750,105

		1,311,830,664

Industrials – 17.8%
1,900,000	AECOM (a)	64,999,000
1,453,500	Airbus Group SE – EUR	117,528,273

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Industrials (continued)
95,200	Alaska Air Group, Inc.	$8,100,568
4,315,700	American Airlines Group, Inc.	183,935,134
45,000	Boeing Co. (The)	8,317,350
735,000	Caterpillar, Inc.	75,161,100
370,000	CSX Corp.	18,810,800
228,000	Curtiss-Wright Corp.	21,308,880
1,039,919	Deere & Co.	116,065,359
975,000	Delta Air Lines, Inc.	44,304,000
946,900	FedEx Corp.	179,626,930
103,950	Honeywell International, Inc.	13,632,003
691,400	Jacobs Engineering Group, Inc.	37,971,688
170,000	Johnson Controls International PLC	7,066,900
199,761	Matson, Inc.	6,332,424
275,000	Norfolk Southern Corp.	32,309,750
140,000	Pentair PLC	9,031,400
807,200	Ritchie Bros. Auctioneers, Inc.	26,443,872
53,400	Rockwell Automation, Inc.	8,402,490
150,000	Rockwell Collins, Inc.	15,613,500
170,000	Safran S.A. – EUR	14,077,471
90,000	Siemens AG – EUR	12,901,680
3,923,500	Southwest Airlines Co.	220,579,170
400,000	United Continental Holdings, Inc. (a)	28,084,000
361,300	United Parcel Service, Inc. – Class B	38,825,298
56,000	United Technologies Corp.	6,663,440

		1,316,092,480

Information Technology – 28.9%
1,040,000	Activision Blizzard, Inc.	54,340,000
509,600	Adobe Systems, Inc. (a)	68,153,904
35,000	Alphabet, Inc. – Class A (a)	32,358,200
35,000	Alphabet, Inc. – Class C (a)	31,708,600
708,800	Analog Devices, Inc.	54,010,560
1,690,000	Applied Materials, Inc.	68,630,900
3,002,700	Cisco Systems, Inc.	102,301,989
750,000	Corning, Inc.	21,637,500
80,553	Dell Technologies Inc. – Class V (a)	5,405,912
675,000	Diebold, Inc.	19,035,000
738,396	DXC Technology Co. (a)	55,630,754
3,301,300	eBay, Inc. (a)	110,296,433
9,929,100	Hewlett Packard Enterprise Co.	184,979,133

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Information Technology (continued)
10,389,800	HP, Inc.	$195,536,036
1,425,000	Intel Corp.	51,513,750
1,749,000	Keysight Technologies, Inc. (a)	65,465,070
1,229,500	KLA-Tencor Corp.	120,761,490
9,977,800	L.M. Ericsson Telephone Co. – ADR	64,755,922
1,938,100	Microsoft Corp.	132,682,326
4,218,500	NetApp, Inc.	168,107,225
1,534,924	NeuStar, Inc. – Class A (a)	50,959,477
554,000	NVIDIA Corp.	57,782,200
1,680,000	PayPal Holdings, Inc. (a)	80,169,600
1,068,405	QUALCOMM, Inc.	57,416,085
515,000	Teradyne, Inc.	18,164,050
1,557,800	Texas Instruments, Inc.	123,346,604
384,400	Visa, Inc. – Class A	35,064,968
2,333,000	Yahoo!, Inc. (a)	112,473,930

		2,142,687,618

Materials – 1.0%
2,320	AdvanSix, Inc. (a)	63,243
50,000	Celanese Corp. – Series A	4,352,000
460,800	Dow Chemical Co. (The)	28,938,240
157,800	E.I. du Pont de Nemours & Co.	12,584,550
60,000	Greif, Inc. – Class A	3,517,200
25,000	LyondellBasell Industries N.V. – Class A	2,119,000
135,900	Monsanto Co.	15,847,299
150,000	Schweitzer-Mauduit International, Inc.	6,457,500

		73,879,032

Utilities – 0.2%
372,379	Public Service Enterprise Group, Inc.	16,403,295

TOTAL COMMON STOCKS (Cost $4,840,589,068)		$6,776,091,711

SHORT-TERM INVESTMENTS – 9.9%
730,474,119	Dreyfus Treasury Securities Cash Management Fund – 0.58% (b)	730,474,119

TOTAL SHORT-TERM INVESTMENTS (Cost $730,474,119)		730,474,119

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2017 (Unaudited) – continued

Shares	Value
TOTAL INVESTMENTS (Cost $5,571,063,187) – 101.4%	$7,506,565,830
Liabilities in Excess of Other Assets – (1.4)%	(100,004,207)

TOTAL NET ASSETS – 100.0%	$7,406,561,623

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS – 95.4%
Consumer Discretionary – 11.6%
2,145,000	Ascena Retail Group, Inc. (a)	$8,386,950
2,196,978	CarMax, Inc. (a)	128,523,213
1,985,746	Carnival Corp.	122,659,531
558,300	Gildan Activewear, Inc.	15,654,732
125,000	Hilton Worldwide Holdings, Inc.	7,371,250
2,035,598	L Brands, Inc.	107,499,930
557,099	Las Vegas Sands Corp.	32,863,270
583,537	MGM Resorts International	17,920,421
1,850,000	Norwegian Cruise Line Holdings Ltd. (a)	99,770,500
136,600	Ross Stores, Inc.	8,879,000
1,656,371	Royal Caribbean Cruises Ltd.	176,569,149
1,658,127	Shutterfly, Inc. (a)	86,056,791
50,000	Skechers U.S.A., Inc. – Class A (a)	1,262,500
4,050,000	Sony Corp. – ADR	139,806,000
43,000	Tesla, Inc. (a)	13,505,010
126,000	TJX Cos., Inc.	9,908,640

		976,636,887

Consumer Staples – 0.2%
276,300	Blue Buffalo Pet Products, Inc. (a)	6,810,795
151,000	CVS Health Corp.	12,448,440

		19,259,235

Energy – 0.4%
15,000	EOG Resources, Inc.	1,387,500
70,000	Frank’s International N.V.	637,000
70,000	National Oilwell Varco, Inc.	2,447,900
70,000	Range Resources Corp.	1,854,300
72,900	Schlumberger Ltd.	5,291,811
1,800,000	Southwestern Energy Co. (a)	13,518,000
872,000	Transocean Ltd.	9,618,160

		34,754,671

Financials – 7.3%
82,500	Bank of America Corp.	1,925,550
2,893,223	Charles Schwab Corp. (The)	112,401,714
500,000	Citigroup, Inc.	29,560,000
106,000	CME Group, Inc.	12,316,140
1,053,000	Discover Financial Services	65,907,270
4,965,000	E*TRADE Financial Corp. (a)	171,540,750
1,490,000	JPMorgan Chase & Co.	129,630,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Financials (continued)
390,350	Marsh & McLennan Cos., Inc.	$28,936,645
132,900	Northern Trust Corp.	11,961,000
407,000	Progressive Corp. (The)	16,166,040
650,000	Wells Fargo & Co.	34,996,000

		615,341,109

Health Care – 31.2%
852,018	Abbott Laboratories	37,182,065
1,893,800	ABIOMED, Inc. (a)	246,800,016
2,952,200	Accuray, Inc. (a)	13,432,510
311,300	Agilent Technologies, Inc.	17,137,065
2,075,927	Alkermes PLC (a)	120,922,748
1,369,600	Amgen, Inc.	223,683,072
2,288,700	AstraZeneca PLC – ADR	69,233,175
538,900	Biogen, Inc. (a)	146,155,069
904,851	BioMarin Pharmaceutical, Inc. (a)	86,720,920
269,450	Bioverativ, Inc. (a)	15,846,354
1,063,800	Boston Scientific Corp. (a)	28,063,044
884,000	Bristol-Myers Squibb Co.	49,548,200
3,464,100	Eli Lilly & Co.	284,264,046
2,401,543	Epizyme, Inc. (a)	43,347,851
460,400	Illumina, Inc. (a)	85,109,544
2,483,500	ImmunoGen, Inc. (a)	10,778,390
2,717,421	Insulet Corp. (a)	117,963,246
450,900	Medtronic PLC	37,465,281
795,000	Merck & Co., Inc.	49,552,350
678,000	Momenta Pharmaceuticals, Inc. (a)	9,729,300
6,385,656	Nektar Therapeutics (a)	121,135,894
895,636	Novartis AG – ADR	68,990,841
200,000	NuVasive, Inc. (a)	14,502,000
200,000	OraSure Technologies, Inc. (a)	2,622,000
411,000	PerkinElmer, Inc.	24,417,510
2,925,109	QIAGEN N.V. (a)	88,016,530
586,500	Roche Holding AG – CHF	153,433,116
5,698,862	Seattle Genetics, Inc. (a)	389,232,275
316,400	Thermo Fisher Scientific, Inc.	52,310,412
49,200	Waters Corp. (a)	8,358,588
26,400	Zimmer Biomet Holdings, Inc.	3,158,760

		2,619,112,172

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Industrials – 11.9%
1,600,000	AECOM (a)	$54,736,000
737,700	Airbus Group SE – EUR	59,649,540
5,487,201	American Airlines Group, Inc.	233,864,507
430,100	Avis Budget Group, Inc. (a)	13,118,050
255,700	Caterpillar, Inc.	26,147,882
145,000	CIRCOR International, Inc.	9,672,950
274,000	Curtiss-Wright Corp.	25,608,040
1,500,000	Delta Air Lines, Inc.	68,160,000
200,000	FedEx Corp.	37,940,000
177,000	IDEX Corp.	18,542,520
1,260,794	Jacobs Engineering Group, Inc.	69,242,806
1,377,550	JetBlue Airways Corp. (a)	30,071,916
489,000	Ritchie Bros. Auctioneers, Inc.	16,019,640
3,197,700	Southwest Airlines Co.	179,774,694
321,195	Textron, Inc.	14,986,959
1,842,900	United Continental Holdings, Inc. (a)	129,390,009
86,000	United Parcel Service, Inc. – Class B	9,241,560

		996,167,073

Information Technology – 32.1%
1,328,000	Adobe Systems, Inc. (a)	177,606,720
1,533,000	Alibaba Group Holding Ltd. – ADR (a)	177,061,500
116,067	Alphabet, Inc. – Class A (a)	107,306,263
115,530	Alphabet, Inc. – Class C (a)	104,665,559
140,000	Analog Devices, Inc.	10,668,000
151,700	Applied Materials, Inc.	6,160,537
250,000	ASML Holding N.V.	32,962,500
15,081,850	BlackBerry Ltd. (a)	140,864,479
1,515,900	Cisco Systems, Inc.	51,646,713
350,000	Corning, Inc.	10,097,500
1,320,100	Cree, Inc. (a)	28,883,788
262,818	Dell Technologies Inc. – Class V (a)	17,637,716
442,981	DXC Technology Co. (a)	33,374,188
221,000	eBay, Inc. (a)	7,383,610
225,000	Electronic Arts, Inc. (a)	21,334,500
664,000	Ellie Mae, Inc. (a)	67,568,640
5,258,700	Flex Ltd. (a)	81,299,502
614,718	FormFactor, Inc. (a)	6,823,370
6,256,700	Hewlett Packard Enterprise Co.	116,562,321
3,669,700	HP, Inc.	69,063,754

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,500,000	Intel Corp.	$54,225,000
105,000	Intuit, Inc.	13,147,050
725,000	Jabil Circuit, Inc.	21,039,500
547,150	Keysight Technologies, Inc. (a)	20,479,824
742,000	KLA-Tencor Corp.	72,879,240
8,154,600	L.M. Ericsson Telephone Co. – ADR	52,923,354
6,300,000	Micron Technology, Inc. (a)	174,321,000
2,358,100	Microsoft Corp.	161,435,526
3,567,354	NetApp, Inc.	142,159,057
1,653,100	NeuStar, Inc. – Class A (a)	54,882,920
1,620,000	Nuance Communications, Inc. (a)	28,981,800
657,000	NVIDIA Corp.	68,525,100
1,034,200	QUALCOMM, Inc.	55,577,908
160,000	Rambus, Inc. (a)	2,003,200
1,100,000	Splunk, Inc. (a)	70,741,000
4,349,300	Stratasys Ltd. (a) (b)	107,688,668
1,751,395	Texas Instruments, Inc.	138,675,456
943,600	Trimble, Inc. (a)	33,431,748
810,000	Visa, Inc. – Class A	73,888,200
415,000	VMware, Inc. – Class A (a)	39,059,800
120,380	Western Digital Corp.	10,722,247
585,000	Yahoo!, Inc. (a)	28,202,850

		2,693,961,608

Materials – 0.7%
394,500	Monsanto Co.	46,002,645
100,000	Praxair, Inc.	12,498,000

		58,500,645

TOTAL COMMON STOCKS (Cost $5,014,859,000)		$8,013,733,400

RIGHTS – 0.0%
Health Care – 0.0%
30,000	Dyax Corp. Contingent Value Rights (a) (c) (d)	33,300

TOTAL RIGHTS (Cost $21,191)		33,300

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 5.0%
422,722,172	Dreyfus Treasury Securities Cash Management Fund – 0.58% (e)	$422,722,172

TOTAL SHORT-TERM INVESTMENTS (Cost $422,722,172)		422,722,172

TOTAL INVESTMENTS (Cost $5,437,602,363) – 100.4%		8,436,488,872
Liabilities in Excess of Other Assets – (0.4)%		(35,206,902)

TOTAL NET ASSETS – 100.0%		$8,401,281,970

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS – 98.1%
Consumer Discretionary – 15.4%
29,000	Aaron’s, Inc.	$1,042,260
1,000	Amazon.com, Inc. (a)	924,990
2,283,600	Ascena Retail Group, Inc. (a)	8,928,876
925,000	Boot Barn Holdings, Inc. (a)	9,814,250
1,976,000	CarMax, Inc. (a)	115,596,000
8,630,900	Chegg, Inc. (a) (b)	77,764,409
6,675,600	DHX Media Ltd. – Class A – CAD	27,948,466
225,000	DHX Media Ltd. – Class B – CAD	927,988
20,300	Francesca’s Holdings Corp. (a)	320,334
313,500	Gildan Activewear, Inc.	8,790,540
10,000	Habit Restaurants, Inc. (The) (a)	189,000
1,722,130	IMAX Corp. (a)	52,524,965
107,000	iRobot Corp. (a)	8,532,180
1,862,500	Lions Gate Entertainment Corp. – Class A	48,741,625
2,262,500	Lions Gate Entertainment Corp. – Class B (a)	53,960,625
600,000	Norwegian Cruise Line Holdings Ltd. (a)	32,358,000
7,000	Ollie’s Bargain Outlet Holdings, Inc. (a)	268,100
2,041,701	Royal Caribbean Cruises Ltd.	217,645,327
2,902,400	Shutterfly, Inc. (a) (b)	150,634,560
15,000	Skechers U.S.A., Inc. – Class A (a)	378,750
7,589,100	Sony Corp. – ADR	261,975,732
264,490	Tesla Motors, Inc. (a)	83,068,374
1,184,500	Tribune Media Co. – Class A	43,305,320
1,388,451	tronc, Inc.	19,910,388
1,611,000	Tuesday Morning Corp. (a)	5,235,750

		1,230,786,809

Consumer Staples – 0.0%
11,000	Post Holdings, Inc. (a)	926,090

Energy – 0.4%
545,400	Cabot Oil & Gas Corp.	12,675,096
40,000	EOG Resources, Inc.	3,700,000
85,800	National Oilwell Varco, Inc.	3,000,426
7,000	Range Resources Corp.	185,430
2,700,000	Rex Energy Corp. (a)	919,350
3,866	Schlumberger Ltd	280,633
1,100,382	Transocean Ltd.	12,137,213

		32,898,148

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Financials – 3.7%
244,400	CME Group, Inc.	$28,396,836
430,700	Discover Financial Services	26,957,513
1,964,000	E*TRADE Financial Corp. (a)	67,856,200
862,120	MarketAxess Holdings, Inc.	165,975,342
134,000	Progressive Corp. (The)	5,322,480

		294,508,371

Health Care – 30.4%
2,115,300	Abaxis, Inc. (b)	95,251,959
1,503,300	Abbott Laboratories	65,604,012
2,089,273	ABIOMED, Inc. (a)	272,274,057
1,650,600	Accuray, Inc. (a)	7,510,230
402,100	Adverum Biotechnologies, Inc. (a)	1,145,985
3,125,508	Alkermes PLC (a)	182,060,841
3,940,400	Arbutus Biopharma Corp. (a) (b)	13,200,340
2,965,000	Axovant Sciences Ltd. (a)	71,871,600
284,500	Biogen, Inc. (a)	77,159,245
1,020,384	BioMarin Pharmaceutical, Inc. (a)	97,793,603
142,250	Bioverativ, Inc. (a)	8,365,722
179,000	Boston Scientific Corp. (a)	4,722,020
7,800,000	Cerus Corp. (a) (b)	33,930,000
372,000	Charles River Laboratories International, Inc. (a)	33,368,400
530,650	Dextera Surgical, Inc. (a) (b)	419,214
1,833,800	Eli Lilly & Co.	150,481,628
3,560,784	Epizyme, Inc. (a) (b)	64,272,151
3,785,000	Exact Sciences Corp. (a)	113,587,850
1,166,900	Flex Pharma, Inc. (a) (b)	4,014,136
2,892,532	Fluidigm Corp. (a) (b)	14,289,108
113,000	Illumina, Inc. (a)	20,889,180
325,000	ImmunoGen, Inc. (a)	1,410,500
2,069,956	Insulet Corp. (a)	89,856,790
1,792,583	Momenta Pharmaceuticals, Inc. (a)	25,723,566
12,771,830	Nektar Therapeutics (a) (b)	242,281,615
5,658,449	Novadaq Technologies, Inc. (a) (b)	39,382,805
490,000	NuVasive, Inc. (a)	35,529,900
2,118,700	OncoMed Pharmaceuticals, Inc. (a) (b)	8,347,678
938,000	OraSure Technologies, Inc. (a)	12,297,180
11,600	Penumbra, Inc. (a)	991,220
2,297,100	Pfenex, Inc. (a) (b)	11,049,051
4,782,183	QIAGEN N.V. (a)	143,895,886

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Health Care (continued)
422,450	Roche Holding AG – CHF	$110,516,317
3,782,900	Seattle Genetics, Inc. (a)	258,372,070
4,513,782	Xencor, Inc. (a) (b)	115,868,784

		2,427,734,643

Industrials – 14.3%
555,000	AECOM (a)	18,986,550
746,100	Alaska Air Group, Inc.	63,485,649
3,500	Allegiant Travel Co.	508,900
5,349,300	American Airlines Group, Inc.	227,987,166
370,000	Axon Enterprise, Inc. (a)	9,094,600
191,000	CIRCOR International, Inc.	12,741,610
21,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	264,810
153,400	Curtiss-Wright Corp.	14,336,764
3,696,300	Delta Air Lines, Inc.	167,959,872
54,700	Esterline Technologies Corp. (a)	5,002,315
3,900	Fedex Corp.	739,830
641,300	Hawaiian Holdings, Inc. (a)	34,822,590
121,633	Herc Holdings, Inc. (a)	5,530,653
250,000	Hertz Global Holdings, Inc. (a)	4,122,500
1,082,600	Jacobs Engineering Group, Inc.	59,456,392
6,592,125	JetBlue Airways Corp. (a)	143,906,089
620,000	NCI Building Systems, Inc. (a)	10,850,000
1,360,000	NN, Inc.	37,536,000
565,372	Ritchie Bros. Auctioneers, Inc.	18,521,587
909,000	Southwest Airlines Co.	51,103,980
460,700	Spirit Airlines, Inc. (a)	26,384,289
1,300	TransDigm Group, Inc. (a)	320,749
3,160,650	United Continental Holdings, Inc. (a)	221,909,236

		1,135,572,131

Information Technology – 30.7%
1,003,000	Adobe Systems, Inc. (a)	134,141,220
908,850	Alibaba Group Holding Ltd. – ADR (a)	104,972,175
103,370	Alphabet, Inc. – Class A (a)	95,567,632
107,653	Alphabet, Inc. – Class C (a)	97,529,312
55,000	Applied Materials, Inc.	2,233,550
144,400	ASML Holding N.V.	19,039,140
2,947,000	Axcelis Technologies, Inc. (a) (b)	56,729,750
730,000	Barracuda Networks, Inc. (a)	14,840,900

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Information Technology (continued)
23,123,918	BlackBerry Ltd. (a)	$215,977,394
300,000	Brocade Communications Systems, Inc.	3,771,000
5,143,160	comScore, Inc. (a) (b)	132,179,212
163,000	Cray, Inc. (a)	2,917,700
1,675,300	Cree, Inc. (a)	36,655,564
255,730	Dell Technologies Inc. – Class V (a)	17,162,040
411,000	Digimarc Corp. (a)	11,857,350
41,233	DXC Technology Co. (a)	3,106,494
292,200	eBay, Inc. (a)	9,762,402
125,000	Electronic Arts, Inc. (a)	11,852,500
2,487,348	Ellie Mae, Inc. (a) (b)	253,112,533
1,540,322	FARO Technologies, Inc. (a) (b)	56,452,801
8,711,900	Flex Ltd. (a)	134,685,974
1,173,600	FormFactor, Inc. (a)	13,026,960
3,214,515	Guidance Software, Inc. (a) (b)	19,447,816
555,000	Hewlett Packard Enterprise Co.	10,339,650
525,000	HP, Inc.	9,880,500
526,050	HubSpot, Inc. (a)	35,271,653
224,500	Intuit, Inc.	28,109,645
765,000	Jabil Circuit, Inc.	22,200,300
270,000	Keysight Technologies, Inc. (a)	10,106,100
906,800	KLA-Tencor Corp.	89,065,896
315,000	MaxLinear, Inc. – Class A (a)	8,766,450
6,838,500	Micron Technology, Inc. (a)	189,221,295
528,377	MINDBODY, Inc. – Class A (a)	14,979,488
2,157,467	NetApp, Inc.	85,975,060
1,414,086	NeuStar, Inc. – Class A (a)	46,947,655
3,072,406	Nuance Communications, Inc. (a)	54,965,343
1,115,755	NVIDIA Corp.	116,373,247
321,300	OSI Systems, Inc. (a)	24,868,620
691,300	QUALCOMM, Inc.	37,150,462
242,594	Rambus, Inc. (a)	3,037,277
2,043,600	Rubicon Project, Inc. (The) (a)	11,668,956
8,662,550	ServiceSource International, Inc. (a) (b)	32,571,188
29,700	Splunk, Inc. (a)	1,910,007
2,240,000	Stratasys Ltd. (a)	55,462,400
785,000	Trimble, Inc. (a)	27,812,550
465,000	Universal Display Corp.	41,547,750
345,000	VMware, Inc. – Class A (a)	32,471,400

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2017 (Unaudited) – continued

Shares		Value
Information Technology (continued)
75,906	Western Digital Corp.	$6,760,947
142,580	Yahoo!, Inc. (a)	6,873,782

		2,451,359,040

Materials – 0.5%
2,325,000	Marrone Bio Innovations, Inc. (a) (b)	4,068,750
284,300	Monsanto Co.	33,152,223
8,472,500	TerraVia Holdings, Inc. (a) (b)	3,995,631

		41,216,604

Telecom Services – 2.7%
23,265,000	Sprint Corp. (a)	210,082,950

TOTAL COMMON STOCKS (Cost $4,911,891,919)		$7,825,084,786

RIGHTS – 0.1%
Health Care – 0.1%
7,639,720	Dyax Corp. Contingent Value Rights (a) (c) (d)	8,480,090

TOTAL RIGHTS (Cost $675,162)		8,480,090

SHORT-TERM INVESTMENTS – 2.1%
164,734,488	Dreyfus Treasury Securities Cash Management Fund – 0.58% (e)	164,734,488

TOTAL SHORT-TERM INVESTMENTS (Cost $164,734,488)		164,734,488

TOTAL INVESTMENTS (Cost $5,077,301,569) – 100.3%		7,998,299,364
Liabilities in Excess of Other Assets – (0.3)%		(20,570,552)

TOTAL NET ASSETS – 100.0%		$7,977,728,812

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2017 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$5,571,063,187	$5,323,291,965	$3,843,291,418
Investments, at cost (affiliated)	—	114,310,398	1,234,010,151

	$5,571,063,187	$5,437,602,363	$5,077,301,569

Investments, at value (unaffiliated)	$7,506,565,830	$8,328,800,204	$6,569,035,873
Investments, at value (affiliated)	—	107,688,668	1,429,263,491

Total Investments	$7,506,565,830	$8,436,488,872	$7,998,299,364

Receivable for investment sold	—	—	168,990
Receivable for dividends and interest	8,716,871	7,398,244	3,497,822
Receivable for fund shares sold	14,066,153	14,436,132	7,523,452
Prepaid expenses and other assets	56,713	54,629	31,707

Total assets	7,529,405,567	8,458,377,877	8,009,521,335

LIABILITIES
Payable for investments purchased	108,610,594	41,277,401	6,969,163
Payable for fund shares repurchased	3,540,748	3,758,132	13,432,564
Payable to the advisor (Note 6)	9,306,858	10,693,634	10,241,340
Other accrued expenses and liabilities	1,385,744	1,366,740	1,149,456

Total liabilities	122,843,944	57,095,907	31,792,523

NET ASSETS	$7,406,561,623	$8,401,281,970	$7,977,728,812

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	265,534,777	263,733,208	214,616,806

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$27.89	$31.86	$37.17

COMPONENTS OF NET ASSETS
Paid-in capital	$5,394,838,965	$5,327,107,400	$5,039,904,758
Undistributed net investment income	35,268,312	13,707,473	3,909,470
Accumulated net realized gain	41,038,661	61,716,905	13,015,990
Net unrealized appreciation	1,935,415,685	2,998,750,192	2,920,898,594

Net assets	$7,406,561,623	$8,401,281,970	$7,977,728,812

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2017 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Income
Dividends(1)(2)	$70,960,384	$44,544,382	$27,274,478
Interest income	882,896	782,819	337,870

Total income	71,843,280	45,327,201	27,612,348

Expenses
Advisory fees	17,791,176	20,590,953	20,220,945
Shareholder servicing	3,097,669	3,220,545	2,516,320
Custody	135,284	152,597	149,449
Trustee fees	52,193	52,254	52,254
Other	805,713	856,678	763,910

Total expenses	21,882,035	24,873,027	23,702,878

Net investment income	49,961,245	20,454,174	3,909,470

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on:
Investments(3)	44,193,765	69,207,001	23,251,890
Foreign currency transactions	19,541	18,294	7,853
Change in unrealized appreciation/depreciation on:
Investments	817,727,175	1,133,967,104	1,245,656,020
Foreign currency translations	(6,464)	(11,070)	(8,110)

Net realized and unrealized gain on investments and foreign currency	861,934,017	1,203,181,329	1,268,907,653

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$911,895,262	$1,223,635,503	$1,272,817,123

(1)	Net of foreign taxes withheld of $1,491,823, $1,435,284, and $667,644, respectively.
(2)	Includes dividend income from affiliated companies of $0, $0, and $596,722, respectively.
(3)	Includes net realized gain (loss) on sales of affiliated companies of $0, ($11,782,004), and ($15,881,620), respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2017(1)	Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$49,961,245	$66,501,227
Net realized gain (loss) on:
Investments	44,193,765	125,567,072
Foreign currency transactions	19,541	(68,983)
Change in unrealized appreciation / depreciation on:
Investments	817,727,175	29,536,919
Foreign currency translations	(6,464)	58,190

Net increase in net assets resulting from operations	911,895,262	221,594,425

DISTRTIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(70,477,503)	(51,498,747)
Net realized gain on investments	(104,713,328)	(44,633,628)

Net decrease in net assets resulting from distributions paid	(175,190,831)	(96,132,375)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,513,991,719	1,680,864,014
Proceeds from reinvestment of distributions	123,145,414	64,637,312
Cost of shares repurchased	(621,551,430)	(1,342,761,828)
Other capital contributions	—	57,188

Net increase from capital share transactions	1,015,585,703	402,796,686

Total increase in net assets	1,752,290,134	528,258,736

NET ASSETS
Beginning of period	5,654,271,489	5,126,012,753

End of period (includes undistributed net investment income of $35,268,312 and $55,784,570, respectively)	$7,406,561,623	$5,654,271,489

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	227,626,425	209,619,621

Shares sold	56,415,541	72,028,323
Shares issued on reinvestment of distributions	4,718,215	2,701,100
Shares repurchased	(23,225,404)	(56,722,619)

Increase in capital shares	37,908,352	18,006,804

Shares outstanding, end of period	265,534,777	227,626,425

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2017(1)	Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$20,454,174	$29,920,289
Net realized gain (loss) on:
Investments	69,207,001	228,594,672
Foreign currency transactions	18,294	(7,489)
Change in unrealized appreciation/depreciation on:
Investments	1,133,967,104	8,261,917
Foreign currency translations	(11,070)	4,804

Net increase in net assets resulting from operations	1,223,635,503	266,774,193

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(32,875,526)	(23,063,615)
Net realized gain on investments	(206,383,770)	(59,508,055)

Net decrease in net assets resulting from distributions paid	(239,259,296)	(82,571,670)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,416,514,561	1,708,716,164
Proceeds from reinvestment of distributions	231,748,942	78,015,380
Cost of shares repurchased	(835,822,461)	(1,621,437,544)
Other capital contributions	—	403,379

Net increase from capital share transactions	812,441,042	165,697,379

Total increase in net assets	1,796,817,249	349,899,902

NET ASSETS
Beginning of period	6,604,464,721	6,254,564,819

End of period (includes undistributed net investment income of $13,707,473 and $26,128,825, respectively)	$8,401,281,970	$6,604,464,721

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	236,736,118	230,904,817

Shares sold	46,822,419	64,722,163
Shares issued on reinvestment of distributions	7,947,494	2,842,090
Shares repurchased	(27,772,823)	(61,732,952)

Increase in capital shares	26,997,090	5,831,301

Shares outstanding, end of period	263,733,208	236,736,118

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2017(1)	Year Ended October 31, 2016
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$3,909,470	$(10,218,032)
Net realized gain (loss) on:
Investments	23,251,890	612,017,670
Foreign currency transactions	7,853	(2,596)
Change in unrealized appreciation/depreciation on:
Investments	1,245,656,020	(105,095,447)
Foreign currency translations	(8,110)	3,459

Net increase in net assets resulting from operations	1,272,817,123	496,705,054

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(501,913)
Net realized gain on investments	(554,428,603)	(397,235,179)

Net decrease in net assets resulting from distributions paid	(554,428,603)	(397,737,092)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	623,859,590	998,407,695
Proceeds from reinvestment of distributions	527,670,101	373,382,723
Cost of shares repurchased	(613,592,931)	(1,252,149,625)

Net increase from capital share transactions	537,936,760	119,640,793

Total increase in net assets	1,256,325,280	218,608,755

NET ASSETS
Beginning of period	6,721,403,532	6,502,794,777

End of period (includes undistributed net investment income of $3,909,470 and $0, respectively)	$7,977,728,812	$6,721,403,532

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	198,997,068	195,429,065

Shares sold	17,670,334	31,718,579
Shares issued on reinvestment of distributions	15,483,278	11,541,970
Shares repurchased	(17,533,874)	(39,692,546)

Increase in capital shares	15,619,738	3,568,003

Shares outstanding, end of period	214,616,806	198,997,068

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2017(1)	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012

Net asset value, beginning of the period	$24.84	$24.45	$23.59	$20.56	$15.75	$14.32

Income from investment operations:
Net investment income	0.19	0.29	0.31	0.25	0.27	0.21
Net realized and unrealized gain on investments and foreign currency	3.62	0.55	1.21	3.09	4.79	1.40

Total from investment operations	3.81	0.84	1.52	3.34	5.06	1.61

Less:
Dividends from net investment income	(0.31)	(0.24)	(0.31)	(0.24)	(0.25)	(0.18)
Distributions from net realized gain	(0.45)	(0.21)	(0.35)	(0.07)	—	—

Total distributions	(0.76)	(0.45)	(0.66)	(0.31)	(0.25)	(0.18)

Net asset value, end of period	$27.89	$24.84	$24.45	$23.59	$20.56	$15.75

Total return	15.54%(2)	3.52%	6.64%	16.45%	32.55%	11.39%

Ratios/supplemental data:
Net assets, end of period (millions)	$7,406.6	$5,654.3	$5,126.0	$3,532.5	$2,134.7	$1,522.2

Ratio of expenses to average net assets	0.68%(3)	0.67%	0.65%	0.62%	0.63%	0.66%

Ratio of net investment income to average net assets	1.55%(3)	1.22%	1.38%	1.34%	1.65%	1.57%

Portfolio turnover rate	3%(2)	8%	7%	8%	15%	11%

(1)	Unaudited
(2)	Not Annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2017(1)	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012

Net asset value, beginning of the period	$27.90	$27.09	$26.14	$23.09	$16.83	$15.44

Income from investment operations:
Net investment income	0.08	0.12	0.14	0.13	0.10	0.09
Net realized and unrealized gain on investments and foreign currency	4.88	1.04	1.62	3.45	6.26	1.42

Total from investment operations	4.96	1.16	1.76	3.58	6.36	1.51

Less:
Dividend from investment income	(0.14)	(0.10)	(0.16)	(0.08)	(0.10)	(0.06)
Distributions from net realized gain	(0.86)	(0.25)	(0.65)	(0.45)	—	(0.06)

Total distributions	(1.00)	(0.35)	(0.81)	(0.53)	(0.10)	(0.12)

Net asset value, end of period	$31.86	$27.90	$27.09	$26.14	$23.09	$16.83

Total return	18.11%(2)	4.31%	6.96%	15.82%	38.02%	9.86%

Ratios/supplemental data:
Net assets, end of period (millions)	$8,401.3	$6,604.5	$6,254.6	$4,696.2	$3,661.2	$2,201.9

Ratio of expenses to average net assets	0.67%(3)	0.65%	0.64%	0.63%	0.65%	0.67%

Ratio of net investment income to average net assets	0.55%(3)	0.47%	0.53%	0.54%	0.51%	0.55%

Portfolio turnover rate	2%(2)	9%	5%	10%	10%	12%

(1)	Unaudited
(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2017(1)	Year Ended Oct. 31, 2016	Year Ended Oct. 31, 2015	Year Ended Oct. 31, 2014	Year Ended Oct. 31, 2013	Year Ended Oct. 31, 2012

Net asset value, beginning of the period	$33.78	$33.27	$33.21	$28.71	$18.86	$16.99

Income from investment operations:
Net investment income (loss)	0.02	(0.05)	0.06	(0.03)	(0.04)	(0.05)
Net realized and unrealized gain on investments and foreign currency	6.15	2.59	1.54	5.04	9.89	2.24

Total from investment operations	6.17	2.54	1.60	5.01	9.85	2.19

Less:
Dividend from investment income	—	0.00 (2)	(0.06)	—	—	—
Distributions from net realized gain	(2.78)	(2.03)	(1.48)	(0.51)	—	(0.32)

Total distributions	(2.78)	(2.03)	(1.54)	(0.51)	—	(0.32)

Net asset value, end of period	$37.17	$33.78	$33.27	$33.21	$28.71	$18.86

Total return	19.01%(3)	7.90%	5.13%	17.71%	52.23%	13.25%

Ratios/supplemental data:
Net assets, end of period (millions)	$7,977.7	$6,721.4	$6,502.8	$5,962.5	$4,443.1	$1,541.5

Ratio of expenses to average net assets	0.65%(4)	0.63%	0.62%	0.62%	0.64%	0.68%

Ratio of net investment income (loss) to average net assets	0.11%(4)	(0.16%)	0.17%	(0.09%)	(0.23%)	(0.32%)

Portfolio turnover rate	4%(3)	15%	15%	13%	11%	14%

(1)	Unaudited
(2)	Less than one cent per share
(3)	Not annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2017 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. The PRIMECAP Odyssey Aggressive Growth Fund is closed to most new investors.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2017 (Unaudited) – continued

subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2017 (Unaudited) – continued

expense in the Statement of Operations. During the six months ended April 30, 2017, the Funds did not incur any interest or penalties. As of April 30, 2017, open tax years include the tax years ended October 31, 2013 through October 31, 2016. No Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

I.	Recent Accounting Pronouncements

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2017 (Unaudited) – continued

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2017 were as follows:

Fund	Purchases	Sales
Stock Fund	$692,663,107	$180,091,081
Growth Fund	$654,473,408	$175,392,003
Aggressive Growth Fund	$369,646,893	$260,034,314

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –	Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2017 (Unaudited) – continued

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2017. The Funds’ policy is to recognize transfers between Level 1, Level 2, and Level 3 as of the beginning of the fiscal year. There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Stock Fund	Common Stock(1)	$6,776,091,711	$—	$—	$6,776,091,711
	Short-Term Investments	730,474,119	—	—	730,474,119

	Total Investments in Securities	$7,506,565,830	$—	$—	$7,506,565,830

Growth Fund	Common Stock(1)	$8,013,733,400	$—	$—	$8,013,733,400
	Rights (Health Care)	—	—	33,300	33,300
	Short-Term Investments	422,722,172	—	—	422,722,172

	Total Investments in Securities	$8,436,455,572	$—	$33,300	$8,436,488,872

Aggressive Growth Fund	Common Stock(1)	$7,825,084,786	$—	$—	$7,825,080,116
	Rights (Health Care)	—	—	8,480,090	8,480,090
	Short-Term Investments	164,734,488	—	—	164,734,488

	Total Investments in Securities	$7,989,819,274	$—	$8,480,090	$7,998,299,364

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Dyax Corp. Contingent Value Rights
	Growth Fund	Aggressive Growth Fund
Balance at October 31, 2016	$33,300	$8,480,090
Purchase (Received)	—	—
Sales	—	—
Realized Gain (Loss)	—	—
Change in unrealized appreciation	—	—
Transfers into (Transfers out of) Level 3	—	—

Balance at April 30, 2017	$33,300	$8,480,090

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2017 (Unaudited) – continued

The Growth and Aggressive Growth Funds received Dyax Corp. Contingent Value Rights (“Dyax CVR”) when Dyax Corp. was acquired by Shire PLC. In valuing Dyax CVR, the Funds considered the final trading price of Dyax Corp. prior to the acquisition, the amount of cash received by Dyax Corp. shareholders, and terms of the Dyax CVR. Dyax CVR are non-tradable.

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2016, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$4,548,305,072	$4,761,925,428	$5,071,669,912

Gross tax unrealized appreciation	1,361,577,303	2,203,953,224	2,339,898,595
Gross tax unrealized depreciation	(247,054,338)	(346,664,243)	(673,434,385)

Net tax unrealized appreciation	1,114,522,965	1,857,288,981	1,666,464,210

Undistributed ordinary income	73,512,784	72,130,231	1,218,306
Undistributed long-term capital gain	86,982,478	160,379,151	551,753,018

Total distributable earnings	160,495,262	232,509,382	552,971,324

Other accumulated gain (loss)	—	—	—

Total accumulated gain	$1,275,018,227	$2,089,798,363	$2,219,435,534

(1)	At October 31, 2016 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2017 and year ended October 31, 2016 were as follows:

	April 30, 2017		October 31, 2016
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$88,206,646	$86,984,185	$54,251,996	$41,880,379
Growth Fund	$78,879,108	$160,380,188	$23,451,144	$59,120,526
Aggressive Growth Fund	$1,220,270	$553,208,333	$503,498	$397,233,594

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2016.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2017 (Unaudited) – continued

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives a fee paid quarterly at the annual rate of 0.60% of the first $100 million of each Fund’s average daily net assets and 0.55% of each Fund’s average daily net assets in excess of $100 million. For the six months ended April 30, 2017, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

The Bank of New York Mellon serves as the Funds’ custodian. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the administrator, fund accountant, and transfer agent to the Funds. Quasar Distributors, LLC, an affiliate of USBFS, serves as the Funds’ distributor.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2016	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2017
ImmunoGen, Inc.(1)	$8,206,380	$—	$4,330,213	$—	$(11,782,004)	N/A
Stratasys Ltd.	N/A	38,609,571	—	—	—	107,688,668

Total	$8,206,380	$38,609,571	$4,330,213	$—	$(11,782,004)	$107,688,668

(1)	No longer an affiliate as of April 30, 2017.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2017 (Unaudited) – continued

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2016	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at April 30, 2017
Abaxis, Inc.	$102,497,780	$—	$1,620,053	$596,722	$(180,842)	$95,251,959
Arbutus Biopharma Corp.	12,222,000	156,443	—	—	—	13,200,340
Axcelis Technologies, Inc.	39,687,375	886,299	289,491	—	48,756	56,729,750
Boot Barn Holdings, Inc.(1)	22,675,059	—	9,291,910	—	(7,219,661)	N/A
Cerus Corp.	37,596,000	—	—	—	—	33,930,000
Chegg, Inc.	57,313,025	87,037	—	—	—	77,764,409
comScore, Inc.	134,713,016	11,312,471	—	—	—	132,179,212
Dextera Surgical, Inc.	919,582	—	999	—	(48,647)	419,214
Ellie Mae, Inc.	272,423,203	—	7,149,000	—	4,599,262	253,112,533
Epizyme, Inc.	32,170,795	72,929	—	—	—	64,272,151
FARO Technologies, Inc.	51,342,303	351,975	—	—	—	56,452,801
Flex Pharma, Inc.	N/A	2,115,675	3,958	—	(9,138)	4,014,136
Fluidigm Corp.	13,392,423	—	—	—	—	14,289,108
Guidance Software, Inc.	15,851,081	942,293	—	—	—	19,447,816
Marrone Bio Innovations, Inc.	4,650,000	—	—	—	—	4,068,750
Nektar Therapeutics	157,242,292	1,594,298	—	—	—	242,281,615
Novadaq Techologies, Inc.	63,175,337	433,354	600,781	—	(656,364)	39,382,805
OncoMed Pharmaceuticals, Inc.	N/A	5,364,903	—	—	—	8,347,678
Pfenex, Inc.	18,663,300	—	310,079	—	(211,253)	11,049,051
Rubicon Project, Inc. (The)(1)	23,766,881	—	8,027,611	—	(8,137,117)	N/A
ServiceSource International, Inc.	40,594,213	496,920	—	—	—	32,571,188
Shutterfly, Inc.	144,045,300	—	1,884,389	—	(120,621)	150,634,560
TerraVia Holdings, Inc.	18,089,861	869,642	—	—	—	3,995,631
Tuesday Morning Corp.(1)	11,171,601	—	3,220,083	—	(3,945,996)	N/A
Xencor, Inc.	84,917,294	12,082,413	—	—	—	115,868,784

Total	$1,359,119,721	$36,766,651	$32,398,354	$596,722	$(15,881,620)	$1,429,263,491

(1)	No longer an affiliate as of April 30, 2017.

(8)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2016 through April 30, 2017.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/16)	Ending Account Value (4/30/17)	Expenses Paid During Period(1) (11/1/16 to 4/30/17)	Expense Ratio During Period(1) (11/1/16 to 4/30/17)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$1060.20	$3.63	0.68%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1021.75	$3.41	0.68%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$1078.10	$3.62	0.67%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1021.90	$3.36	0.67%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$1091.10	$3.53	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1021.99	$3.26	0.65%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Forms N-Q are also available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 125 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	47
Joel P. Fried	32
Alfred W. Mordecai	20
M. Mohsin Ansari	17
James Marchetti	12

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.odysseyfunds.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones (1946)	Co-Chief Executive Officer	Indefinite; Since 09/04	Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Joel P. Fried (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai (1967)	Co-Chief Executive Officer	Indefinite; Since 10/12	Vice Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Michael J. Ricks (1977)	Chief Financial Officer, Chief Administrative Officer, and Secretary	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company
Karen Chen (1973)	Vice President of Compliance, Chief Compliance Officer, and AML Officer	Indefinite; Since 10/04	Chief Compliance Officer, Director of Compliance and Reporting PRIMECAP Management Company

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each Independent Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Benjamin F. Hammon (1935)	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith (1941)	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac (1944)	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw (1960)	Trustee	Indefinite; Since 06/08	Managing Director, Horsley Bridge Partners, an investment advisor (2007-present)	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for each interested trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name (Year of Birth)	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) (1962)	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.
(2)	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employ- ment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

177 East Colorado Boulevard, 11th Floor

Pasadena, California 91105

•

Distributor

QUASAR DISTRIBUTORS, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

•

Custodian

THE BANK OF NEW YORK MELLON

One Wall Street

New York, New York 10286

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

300 South Grand Avenue, Twenty-Second Floor

Los Angeles, California 90071

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

Three Embarcadero Center

San Francisco, California 94111

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that such disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by other officers of the registrant and by the registrant’s service providers.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	6/23/2017

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	6/23/2017

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	6/23/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	6/23/2017

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	6/23/2017

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	6/23/2017

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	6/23/2017

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